Inventories	12 Months Ended
Dec. 31, 2019
Disclosure of inventories [Abstract]
Inventories
INVENTORIES

	US Dollars
Figures in millions	2019	2018	2017
Non-current
Raw materials - ore stockpiles	93	106	100

Current
Raw materials
- ore stockpiles	229	251	261
- heap-leach inventory	4	3	5
Work in progress
- metals in process	51	44	58
Finished goods
- gold doré/bullion	42	57	59
- by-products	1	—	5
Total metal inventories	327	355	388
Mine operating supplies	305	297	295
	632	652	683
Total inventories(1)	725	758	783

(1)
The amount of the write-down of ore stockpiles, metals in process, by-products and mine operating supplies to net realisable value, and recognised as an expense during the year in other expenses and cost of sales is $4m (2018: $19m; 2017: $17m).